BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Schedule of relevant exchange rates

	Average rates		Period-end rates
	Six months ended 30 June 2026	Six months ended 30 June 2025	As at 30 June 2026	As at 30 June 2025
US$/£	1.34	1.30	1.32	1.37
Euro/£	1.15	1.19	1.16	1.17
CNY/£	9.24	9.42	8.98	9.82